Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
As at December 31,	2019	2018
Accruals	1,100	675
Trade	939	767
Interest	49	80
Partner Advances	16	237
Employee Long-Term Incentives	60	36
Joint Operations Payable	2	3
Other	44	35
	2,210	1,833